Stock-Based Compensation Plans (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2016 shares	Dec. 31, 2017 item $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Mar. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | item		2
Number of shares authorized		3,800,000
Options granted		330,550	505,775	422,750
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted		27,622
Shares vesting period, years		3 years
Per-share weighted averaged grant-date fair value of stock awards vested | $ / shares		$ 99.50
Perfromance Stock Units [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested share units that will be converted					37,466
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years		3 years
Shares contractual life		5 years
Stock Options [Member] | Prior to Year 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares contractual life		10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting period, years		3 years
Performance Based TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted		7,304	9,541	10,761
Performance Based EPS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of stock granted		7,304	9,541	10,761
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,762